Acquisition of Precision Partners (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) employees	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Aug. 04, 2017 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Number of Employees | employees	9,200
Investments in acquired business, net of cash acquired	$ 360.4	$ 0.0	$ 0.0
Goodwill	$ 253.8	$ 32.8	$ 32.8		$ 32.8
Precision Partners Holding Company [Member]
Business Acquisition [Line Items]
Number of Employees | employees	1,000
Entity Number Of Engineers And Skilled Workers | employees	300
Entity Number Of Plants	8
Investments in acquired business, net of cash acquired	$ 360.4
Accounts receivable				$ 34.9
Inventory				54.2
Other current assets				2.2
Property, plant and equipment				94.0
Amortizable intangible assets				56.9
Goodwill				221.0
Other non-current assets				0.7
Total assets acquired				463.9
Accounts payable				(37.8)
Accrued liabilities				(35.4)
Other non-current liabilities				(31.9)
Total liabilities assumed				(105.1)
Preliminary purchase price, net of cash acquired (including estimated net working capital adjustment)				$ 358.8
Selling, General and Administrative Expenses [Member] | Precision Partners Holding Company [Member]
Business Acquisition [Line Items]
Business Combination, Acquisition Related Costs	$ 6.2